Received SEC

APR 28 2015

Washington, DC 20549

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-01185

April 28, 2015

15006421

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.000% Notes due 2023, 1.500% Notes due 2027 of GENERAL MILLS, INC. under the Exchange Act of 1934.

Sincerely,

[signature]